Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Estimated Useful Lives of Property, Plant and Equipment
The estimated useful lives for the current and comparative periods are as follows:

Buildings	5-50 years
Structures	4-50 years
Machinery and equipment	4-25 years
Vehicles	3-20 years
Tools	3-10 years
Furniture and fixtures	3-20 years
Lease assets	2-30 years
Bearer plants	20 years

Estimated Useful Lives of Intangible Assets
Amortization of intangible assets except for goodwill is calculated on a straight-line basis over the estimated useful lives of intangible assets from the date that they are available for use. The residual value of intangible assets is zero. However, as there are no foreseeable limits to the periods over which club memberships are expected to be available for use, this intangible asset is determined as having an indefinite useful life and not amortized.

Intellectual property rights	4-25 years
Development expense	3-5 years
Port facilities usage rights	4-75 years
Other intangible assets	2-15 years